Time charter revenue - Operating revenue (Table) (Details) - Sales Revenue, Net [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CMA CGM [Member]
Percentage of revenue	57.18%	80.41%	77.82%
COSCO [Member]
Percentage of revenue	10.88%	0.00%	0.00%
OOCL [Member]
Percentage of revenue	0.00%		22.18%